Prepayments and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayment and other assets
Loans receivable, net	[1]	¥ 73,927		¥ 70,531
Rental and other deposits		14,439		6,993
Security deposits with real estate developers		55,296		72,573
Deposits for investments		1,540		3,155
Others		48,246		48,671
Total prepayments and other assets		193,448		201,923
Current Portion		185,960	$ 28,501	194,668
Non-Current Portion		¥ 7,488		¥ 7,255

[1]	Loans receivable, net